Average Annual Total Returns	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
S&P 500 Total Return Index® (reflect no deductions for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	17.88%	4.49%	14.82%
Bloomberg US 3000 Total Return Index (reflects no deductions for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	17.21%	13.09%	14.27%
Bloomberg U.S. Mid Cap Growth Index (reflects no deductions for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	10.28%	6.89%	11.83%
The Disciplined Growth Investors Fund [Member]
Prospectus [Line Items]
Average Annual Return, Percent	3.54%	8.37%	11.30%
The Disciplined Growth Investors Fund [Member] | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	1.60%	5.07%	8.60%
The Disciplined Growth Investors Fund [Member] | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	3.39%	5.19%	7.98%
The Disciplined Growth Investors Equity Fund [Member]
Prospectus [Line Items]
Average Annual Return, Percent	1.97%	11.41%	14.25%